Key Sources of Estimation Uncertainty and Critical Accounting Judgments	12 Months Ended
Dec. 31, 2019
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Key Sources of Estimation Uncertainty and Critical Accounting Judgments
4 – Key Sources of Estimation Uncertainty and Critical Accounting Judgments
The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.
Information about significant sources of estimation uncertainty and judgments made by management in preparing the consolidated financial statements are described below.

A.  Attributable Reserve and Resource Estimates
Mineral, royalty and other interests are a significant class of assets of the Company, with a carrying value of $395.5 million at December 31, 2019 (2018 - $374.2 million). This amount represents the capitalized expenditures related to the acquisition of the mineral, royalty and other interests net of accumulated depletion and any impairments. The Company estimates the reserves and resources relating to each agreement. Reserves and Resources are estimates of the amount of minerals that can be economically and legally extracted from the mining properties at which the Company has stream and royalty agreements, adjusted where applicable to reflect the Company’s percentage entitlement to minerals produced from such mines. The public disclosures of Reserves and Resources that are released by the operators of the interests involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. The estimates of Reserves and Resources may change based on additional knowledge gained subsequent to the initial assessment. Changes in the Reserve or Resource estimates may impact the carrying value of the Company’s mineral, royalty and other interests and depletion charges.
The Company’s mineral and royalty interests are depleted on a units-of-production
basis, with estimated recoverable Reserves and Resources being used to determine the depletion rate for each of the Company’s mineral and royalty interests. These calculations require determination of the amount of recoverable Resources to be converted into Reserves. Changes to depletion rates are accounted for prospectively.
B.  Investments
In the normal course of operations, the Company invests in equity interests of other entities. In such circumstances, management considers whether the facts and circumstances pertaining to each such investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not the Company controls, jointly controls or significantly influences the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:

•	The purpose and design of the investee entity.
•	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affect its returns.
•	The size of the Company’s equity ownership and voting rights, including potential voting rights.
•	The size and dispersion of other voting interests, including the existence of voting blocks.
•
Other investments in or relationships with the investee entity including, but not limited to, current or possible board representation, royalty and/or stream investments, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.

•	Other relevant and pertinent factors.
If it is determined that the Company neither has control, joint control or significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest at fair value through other comprehensive income as further described in note 2.

C.  Income Taxes
The interpretation of existing tax laws or regulations in Canada, the United States of America, Australia, Argentina, Chile, Ecuador, Turkey, Guernsey, Mexico or any of the countries in which the mining operations are located or to which shipments of gold and other metals are made requires the use of judgment. Differing interpretation of these laws or regulations could result in an increase in the Company’s taxes, or other governmental charges, duties or impositions. To the extent there are uncertain tax provisions, the Company measures the impact of the uncertainty using the method that best predicts the resolution of the uncertainty. The judgements and estimates made to recognize and measure the effect of uncertain tax treatments are reassessed whenever circumstances change or when there is new information that affects those judgements. In addition, the recoverability of deferred income tax assets, including expected periods of reversal of temporary differences and expectations of future taxable income, are assessed by management at the end of each reporting period and adjusted, as necessary, on a prospective basis. Refer to note 11 for more information.
D.  Impairment of Assets
There is judgment required to determine whether any indication of impairment exists at the end of each reporting period for each mineral, royalty and other interest and the Hod Maden interest, including assessing whether there are observable indications that the asset’s value has declined during the period. Management uses judgment when assessing whether there are indicators of impairment, such as significant changes in future commodity prices, discount rates, operator reserve and resource estimates or other relevant information received from the operators that indicates production from mineral interests will not likely occur or may be significantly reduced in the future. If such an indication exists, the recoverable amount of the interest is estimated in order to determine the extent of the impairment (if any). The recoverable amount is the higher of the fair value less costs of disposal and value in use. The calculation of the recoverable amount requires the use of estimates and assumptions such as long-term commodity prices, discount rates, and operating performance.
The recoverable amount is determined by calculating the present value of expected future cash flows. The discount rate is based on the Company’s weighted average cost of capital, adjusted for various risks. The expected future cash flows are management’s best estimates of expected future revenues and costs. Under each method, expected future revenues reflect the estimated future production for each mine at which the Company has a Gold Stream or royalty based on detailed life of mine plans received from each of the mine operators. Included in these forecasts is the production of mineral resources that do not currently qualify for inclusion in proven and probable ore reserves where there is a high degree of confidence in its economic extraction. This is consistent with the methodology that is used to measure value beyond proven and probable reserves when determining the fair value attributable to acquired mineral and royalty interests. Expected future revenues also reflect management’s estimated long term metal prices, which are determined based on current prices, forward pricing curves and forecasts of expected long-term metal prices prepared by analysts. These estimates often differ from current price levels, but are consistent with how a market participant would assess future long-term metal prices. Estimated future cash costs are established based on the terms of each Gold Stream, Stream, or royalty, as disclosed in note 15 to the financial statements.

E.  Accounting for Acquisition of Assets and Mineral Interests
The Company’s business is the acquisition of Gold Streams, Streams, and royalties. Each mineral, royalty and other interest agreement has its own unique terms and judgement is required to assess the appropriate accounting treatment. The determination of whether an acquisition should be accounted for as a mineral, royalty and other interest or a financial instrument requires the consideration of factors such as (i) the terms of the agreement; (ii) the applicability of the own use exemption under IFRS 9; (iii) whether there is a contractual commitment to repay amounts under the Stream; and (iv) the expected timing and amount of future deliveries of gold, silver and other commodities under the Stream with reference to the existing mine plan.
The assessment of whether an acquisition meets the definition of a business or whether assets are acquired is another area of key judgement. If deemed to be a business combination, applying the acquisition method to business combinations requires each identifiable asset and liability to be measured at its acquisition date fair value. The excess, if any, of the fair value of the consideration over the fair value of the net identifiable assets acquired is recognized as goodwill. The determination of the acquisition date fair values often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of mineral, royalty and other interests generally requires a high degree of judgement, and include estimates of mineral reserves and resources acquired, future metal prices, discount rates and conversion of reserves and resources. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.
F.  Functional Currency
The functional currency for each of the Company’s subsidiaries and associates is the currency of the primary economic environment in which the entity operates. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.